10. STOCK COMPENSATION (Details - Assumptions) (Stock Options [Member], USD $)	9 Months Ended
Dec. 31, 2014
Risk free interest rate	2.60%
Average expected life	10 years
Expected volatility	90.23%
Expected dividends	$ 0
Minimum [Member]
Risk free interest rate	0.38%
Average expected life	3 years
Expected volatility	94.60%
Expected dividends	0
Maximum [Member]
Risk free interest rate	2.50%
Average expected life	10 years
Expected volatility	102.70%
Expected dividends	$ 0